UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    May 15, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  347,657 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AFFORD RESID7.5% 08/15/25 CONV CNV	   00828UAB9 3380      3200000 	PRN	 SOLE		      3200000
AGCO CORP 1.25% 12/15/2036 CNV CNV	   001084AM4 639       500000 	PRN	 SOLE		      500000
ALEXCO RESOURCE CORP. CMN      COM	   01535P106 1327      190163 	SH	 SOLE		      190163
AMAZON.COM INC CMN	       PUT	   023135106 6116      30200 	SH  PUT	 SOLE		      30200
AMEX ENERGY SELECT INDEX       PUT	   81369Y506 5568      77600 	SH  PUT	 SOLE		      77600
ANNALY CAPITAL MANAGEMENT      COM	   035710409 724       45800 	SH	 SOLE		      45800
ARCHER-DAN-MID 0.875 2/14 CNV  CNV	   039483AW2 1534      1500000 	PRN	 SOLE		      1500000
CENOVUS ENERGY INC. 	       COM	   15135U109 869       24171 	SH	 SOLE		      24171
CENTRAL GOLDTRUST MUTUAL FUND  COM	   153546106 1994      31275 	SH	 SOLE		      31275
CLEARWATER PAPER CORP	       COM	   18538R103 1175      35400 	SH	 SOLE		      35400
COEUR D'ALENE MINES CORP CMN   COM	   192108504 2554      107545 	SH	 SOLE		      107545
CVR ENERGY, INC. CMN	       COM	   12662P108 4640      173460 	SH	 SOLE		      173460
DARDEN RESTAURANTS INC CMN     PUT	   237194105 1279      25000 	SH  PUT	 SOLE		      25000
DOLLAR TREE INC. CMN	       PUT	   256746108 12681     134200 	SH  PUT	 SOLE		      134200
DOMTAR CORPORATION CMN CL      COM	   257559203 4933      51726 	SH	 SOLE		      51726
ENERGY PARTNERS LTD CMN	       COM	   29270U303 1784      107372 	SH	 SOLE		      107372
FIRST MAJESTIC SILVER CORP     COM	   32076V103 2064      124455 	SH	 SOLE		      124455
FORTUNA SILVER MINES INC.      COM	   349915108 1733      383365 	SH	 SOLE		      383365
GENERAL CABLE 0.875% 11/13 CNV CNV	   369300AD0 488       500000 	PRN	 SOLE		      500000
GOLDCORP 2% 08/01/2014 CONV    CNV	   380956AB8 4550      3772000 	PRN	 SOLE		      3772000
GOLDCORP INC CMN	       CALL	   380956409 6777      150400 	SH  CALL SOLE		      150400
GOLDCORP INC CMN	       COM	   380956409 7445      165216 	SH	 SOLE		      165216
GREAT LAKES DREDGE & DOCK      COM	   390607109 4033      558644 	SH	 SOLE		      558644
HARLEY-DAVIDSON INC CMN	       PUT	   412822108 4957      101000 	SH  PUT	 SOLE		      101000
HELIX ENERGY SOLUTNS GROUP     COM	   42330P107 1552      87222 	SH	 SOLE		      87222
HILLTOP HOLDINGS INC CMN       COM	   432748101 1619      192894 	SH	 SOLE		      192894
INGLES MARKETS INC CL-A        COM	   457030104 4055      229867 	SH	 SOLE		      229867
ISHARES DOW JONES US REAL EST  PUT	   464287739 17207     276200 	SH  PUT	 SOLE		      276200
ISHARES RUSSELL 2000 INDEX FD  PUT	   464287655 33894     409300 	SH  PUT	 SOLE		      409300
ISHARES SILVER TRUST ETF       ETF	   46428Q109 1099      35000 	SH	 SOLE		      35000
J.C. PENNEY CO INC (HLDNG CO)  PUT	   708160106 627       17700 	SH  PUT	 SOLE		      17700
KINROSS GOLD CORP CMN	       CALL	   496902404 3799      388000 	SH  CALL SOLE		      388000
KINROSS GOLD CORP CMN	       COM	   496902404 1425      145499 	SH	 SOLE		      145499
LIMITED BRANDS, INC. CMN       PUT	   532716107 7910      164800 	SH  PUT	 SOLE		      164800
M.D.C.HOLDINGS,INC (DELAWARE)  COM	   552676108 548       21301 	SH	 SOLE		      21301
MARATHON PETROLEUM CORP	       COM	   56585A102 6480      149460 	SH	 SOLE		      149460
MARKET VECTORS ETF GOLD MINERS CALL	   57060U100 10651     215000 	SH  CALL SOLE		      215000
MARKET VECTORS ETF GOLD MINERS ETF	   57060U100 2530      51000 	SH	 SOLE		      51000
MARKET VECTORS ETF JR GO       ETF	   57060U589 609       25000 	SH	 SOLE		      25000
MASTEC INC 4.0 06/15/14 CONV   CNV	   576323AL3 1760      1300000 	PRN	 SOLE		      1300000
MGIC INVESTMENT CORP	       COM	   552848103 1732      349175 	SH	 SOLE		      349175
MGP INGREDIENTS INC CMN	       COM	   55303J106 307       57009 	SH	 SOLE		      57009
MITCHAM INDS INC CMN	       COM	   606501104 978       43563 	SH	 SOLE		      43563
MONSTER BEVERAGE CORP 	       PUT	   611740101 2800      45100 	SH  PUT	 SOLE		      45100
N V R INC CMN	               COM	   62944T105 8192      11278 	SH	 SOLE		      11278
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 1133      792381 	SH	 SOLE		      792381
NEWPARK RESOURCES 4% 10/17 CNV CNV	   651718AC2 1525      1375000 	PRN	 SOLE		      1375000
NOVAGOLD RESOURCES INC	       COM	   66987E206 4364      607751 	SH	 SOLE		      607751
PENFORD CORPORATION 	       COM	   707051108 160       23520 	SH	 SOLE		      23520
POWERSHARES QQQ ETF 	       PUT	   73935A104 7951      117700 	SH  PUT	 SOLE		      117700
QLT INC. CMN	               COM	   746927102 1664      237804 	SH	 SOLE		      237804
RALPH LAUREN CORP CL A	       PUT	   751212101 1342      7700 	SH  PUT	 SOLE		      7700
RENTECH INC CMN	               COM	   760112102 484       233246 	SH	 SOLE		      233246
SALESFORCE.COM, INC CMN	       PUT	   79466L302 2858      18500 	SH  PUT	 SOLE		      18500
SEACOR HOLDINGS INC. CMN       COM	   811904101 5772      60258 	SH	 SOLE		      60258
SILVER WHEATON CORP CMN	       COM	   828336107 663       19977 	SH	 SOLE		      19977
SIMON PROPERTY GROUP INC       PUT	   828806109 7430      51000 	SH  PUT	 SOLE		      51000
SOUTHERN COPPER CORP	       PUT	   84265V105 6352      200300 	SH  PUT  SOLE		      200300
SPDR GOLD TRUST ETF	       CALL	   78463V107 9727      60000 	SH  CALL SOLE		      60000
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 15582     254400 	SH  PUT	 SOLE		      254400
SUNCOKE ENERGY INC CMN	       COM	   86722A103 4102      288653 	SH	 SOLE		      288653
SUSSER HLDGS CORP CMN	       COM	   869233106 3526      137374 	SH	 SOLE		      137374
TARGET CORPORATION CMN	       PUT	   87612E106 24363     418100 	SH  PUT	 SOLE		      418100
TESORO CORPORATION CMN	       COM	   881609101 15766     587407 	SH	 SOLE		      587407
TETRA TECHNOLOGIES INC 	       COM	   88162F105 2633      279561 	SH	 SOLE		      279561
THE MOSAIC COMPANY 	       COM	   61945C103 1548      28000 	SH	 SOLE		      28000
VF CORP CMN	               PUT	   918204108 8029      55000 	SH  PUT	 SOLE		      55000
WEBMD HEALTH CORP. CMN	       COM	   94770V102 1877      73391 	SH	 SOLE		      73391
WELLS FARGO & CO (NEW) CMN     PUT	   949746101 5514      161500 	SH  PUT	 SOLE		      161500
WHOLE FOODS MARKET INC 	       PUT	   966837106 18845     226500 	SH  PUT	 SOLE		      226500
WPX ENERGY, INC. CMN	       COM	   98212B103 506       28063 	SH	 SOLE		      28063
WYNN RESORTS, LIMITED 	       COM	   983134107 923       7395 	SH	 SOLE		      7395